Costs according to Type of Cost (Tables)	12 Months Ended
Dec. 31, 2020
Costs according to Type of Cost
Schedule of operating expenses

	Year Ended December 31,
	2020	2019
Other external expenses	311,329	176,729
Personnel costs	68,943	34,157
Depreciation on equipment’s and right-of-use assets	2,823	1,822
Other operating expenses	0	4,525
Total	383,095	217,233